Consolidated Statements of Income (Loss) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONTINUING OPERATIONS
NET SALES	R$ 61,379,038	R$ 53,615,440	R$ 53,805,028
Cost of sales	(45,543,222)	(44,781,739)	(45,672,376)
GROSS PROFIT	15,835,816	8,833,701	8,132,652
OPERATING INCOME (EXPENSES)
Selling expenses	(8,082,662)	(7,454,163)	(7,067,148)
General and administrative expenses	(953,059)	(757,836)	(644,827)
Impairment loss on trade receivables	(28,817)	(32,809)	(12,772)
Other operating income (expenses), net	82,783	250,512	(545,270)
Income from associates and joint ventures	(13,675)	(3,264)	1,076
INCOME (LOSS) BEFORE FINANCIAL RESULTS AND INCOME TAXES	6,840,386	836,141	(136,289)
Financial income	1,225,792	1,202,520	1,082,935
Financial expenses	(3,645,839)	(4,136,312)	(3,585,765)
Foreign exchange and monetary variations	629,534	112,945	(165,925)
FINANCIAL INCOME (EXPENSES), NET	(1,790,513)	(2,820,847)	(2,668,755)
INCOME (LOSS) BEFORE TAXES	5,049,873	(1,984,706)	(2,805,044)
Income taxes	(1,357,969)	115,854	(285,634)
INCOME (LOSS) FROM CONTINUING OPERATIONS	3,691,904	(1,868,852)	(3,090,678)
INCOME (LOSS) FROM DISCONTINUED OPERATIONS			(50,948)
INCOME (LOSS) FOR THE YEAR	3,691,904	(1,868,852)	(3,141,626)
Income (Loss) From Continuing Operations Attributable to
Controlling shareholders	3,213,274	(2,028,559)	(3,115,455)
Non-controlling interest	478,630	159,707	24,777
INCOME (LOSS) FROM CONTINUING OPERATIONS	3,691,904	(1,868,852)	(3,090,678)
Net Loss From Discontinued Operations Attributable to
Controlling shareholders			(50,948)
Non-controlling interest
INCOME (LOSS) PER SHARE FROM CONTINUED OPERATIONS
Weighted average shares outstanding - basic	1,653,093,656	1,360,268,402	1,052,606,000
Income (loss) per share - basic	R$ 1.94379	R$ (1.49129)	R$ (2.95975)
Weighted average shares outstanding - diluted	1,655,501,136	1,360,268,402	1,052,606,000
Income (loss) per share - diluted	R$ 1.94097	R$ (1.49129)	R$ (2.95975)
Discontinued operations [member]
INCOME (LOSS) PER SHARE FROM CONTINUED OPERATIONS
Weighted average shares outstanding - basic	1,653,093,656	1,360,268,402	1,052,606,000
Income (loss) per share - basic			R$ (0.04840)
Weighted average shares outstanding - diluted	1,655,501,136	1,360,268,402	1,052,606,000
Income (loss) per share - diluted			R$ (0.04840)